Preferred Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Preferred Stock [Text Block]
7. Preferred Stock

Preferred Stock - par value of $.0001 per share with one vote in respect of each share held. The Company is authorized to issue Preferred Stock in one or more series and containing such rights, privileges and limitations, including voting rights, dividend rates, conversion privileges, redemption rights and terms, redemption prices and liquidation preferences, as the Board may, from time to time, determine. No shares of the Preferred Stock were issued prior to 2014.

Preferred Stock issues during 2015 are as follows:
Preferred Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Par Value	Additional Paid in Capital (1)
Balance at December 31, 2014	3,337,725	$.0001	$2.00	$6,675,452	$334	$6,675,118
Issuance of stock (2)	370,050.0001		$2.00	740,100	37	740,063
Stock dividend	78,040.0001		$2.00	(156,056)	8	156,048
Conversion of preferred stock	(3,785,815)	.0001	$2.00	(7,259,496)	(379)	(7,571,229)
Total December 31, 2015	-			$-	$-	$-

(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options.
(2) Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.

Preferred Stock issues during 2014 are as follows:
Preferred Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Par Value	Additional Paid in Capital (1)
December 31, 2013 Balance	-	-	-	$-	$-	$-
Issuance of stock (2)		2,264,238.0001	$2.00	4,528,476	227	4,528,249
Conversion of convertible debt (2)		1,073,487.0001	$2.00	2,146,976	107	2,146,869
Total December 31, 2014	3,337,725			$6,675,452	$334	$6,675,118

(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options.
(2) Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.

During 2014 and 2015, the Company sold units of Preferred Stock consisting of 50,000 shares of Series A convertible Preferred Stock and a three year warrant to purchase 8,000 shares of Common Stock at an exercise price of $9.38 per share. Each share of Preferred Stock has a stated value equal to $2.00. The Preferred Stock automatically converted into shares of Common Stock determined by dividing the stated value by $0.25 per share on March 31, 2015. Under certain circumstances, the holders of the Preferred Stock had voluntary conversion rights, were entitled to receive stock dividends at the rate of 6.0% per annum and are entitled to certain anti-dilution protections.